Employee Benefit Plans (Pension and Postretirement Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Other	$ (116)		$ 542	$ 326
Beginning Balance, Plan Assets	30,555
Ending Balance, Plan Assets	35,689		30,555
Noncurrent liability					$ 3,036	$ 5,612
Payment for Pension Benefits	2,112		303	147
Current year actuarial gain	(241)		785	284
Current year prior service cost/credit	(2)		13	37
Amortization of prior service credit	529		535	867
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Benefit Obligation	805		890
Service Cost	2		3	3
Interest cost	29		34	34
Actuarial loss (gain)	(4)		(48)
Total benefits paid	87		97
Other	22		23
Ending Balance, Benefit Obligation	767		805	890
Beginning Balance, Plan Assets	0		0
Employer Contributions	71		80
Defined Benefit Plan, Plan Assets, Benefits Paid	87		97
Other	16		17
Ending Balance, Plan Assets	0		0	0
Benefit obligations	805		890	890	767	805
Funded status of plan					(767)	(805)
Current liability					72	78
Noncurrent liability					695	727
Net amount recognized					(767)	(805)
Net actuarial gain					143	152
Prior service credit					(10)	(5)
Net amount recognized					(153)	$ (157)
Amortization of prior service credit	(1)		0	0
Recognized actuarial net (gain) loss - in net periodic cost	(9)		(4)	(4)
Impact of change in estimation of NPPC	21		33	32
Net settlement and curtailment gain	0		$ 0	$ (1)
Current year actuarial gain	(2)
Amortization of actuarial gain	9
Current year prior service cost/credit	(6)
Amortization of prior service credit	(1)
Other	2
Total recognized in other comprehensive loss	4
Net recognized in net periodic pension cost and other comprehensive loss	$ 25
Net actuarial loss/gain					(10)
Prior service credit					$ 3
Discount rate, benefit obligation					3.40%	3.80%
Discount rate, net cost	3.80%		4.00%	3.80%
Health care cost trend rate assumed for next year					7.00%	6.50%
Rate that the cost trend rate gradually declines to					5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at	2026		2022
Effect on total service and interest cost - increase	$ 2
Effect on postretirement benefit obligation - increase	40
Effect on total service and interest cost - decrease	2
Effect on postretirement benefit obligation - decrease	35
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Benefit Obligation	34,923		$ 35,428
Service Cost	374		383	$ 493
Interest cost	1,120		1,183	1,399
Actuarial loss (gain)	1,804		1,831
Total benefits paid	1,782		1,660
Net settlement, curtailment, and special termination benefits	(49)		(1,566)
Other	609		(676)
Ending Balance, Benefit Obligation	36,999		34,923	35,428
Beginning Balance, Plan Assets	30,555		31,011
Actual return on plan assets	4,258		3,202
Employer Contributions	2,188		384
Defined Benefit Plan, Plan Assets, Benefits Paid	1,782		1,660
Settlements	41		1,632
Other	(511)		750
Ending Balance, Plan Assets	35,689		30,555	31,011
Fair value of plan assets					$ 20,438	$ 27,943
Benefit obligations	34,923		35,428	35,428	36,999	34,923
Funded status of plan					(1,310)	(4,368)
Noncurrent assets					957	451
Current liability					70	72
Noncurrent liability					2,197	4,747
Net amount recognized					(1,310)	(4,368)
Net actuarial gain					(7,238)	(7,941)
Prior service credit					37	(6)
Net amount recognized					7,275	7,935
Projected benefit obligation					22,360	32,732
Accumulated benefit obligation					22,159	$ 32,095
Expected return on plan assets	2,215		2,202	2,264
Amortization of prior service credit	(36)		(33)	(11)
Recognized actuarial net (gain) loss - in net periodic cost	575		572	882
Impact of change in estimation of NPPC	(179)		401	649
Net settlement and curtailment gain	3		$ 498	$ 150
Current year actuarial gain	(239)
Amortization of actuarial gain	(575)
Current year prior service cost/credit	4
Amortization of prior service credit	(36)
Net settlement and curtailment loss	(11)
Other	125
Total recognized in other comprehensive loss	(660)
Net recognized in net periodic pension cost and other comprehensive loss	$ (839)
Net actuarial loss/gain					(402)
Prior service credit					(41)
Total amount to be amortized from AOCI to NPPC					$ 361
Salary scale, benefit obligation					4.20%	4.10%
Expected return on plan assets, benefit obligation					0.00%	0.00%
Salary scale, net cost	4.10%		4.20%	4.20%
Expected return on plan assets, net cost	7.30%		7.30%	7.60%
PBO [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation					3.40%	3.80%
Discount rate, net cost	3.80%		4.10%	3.80%
Interest cost [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation					0.00%	0.00%
Discount rate, net cost	3.30%		3.40%	0.00%
Service cost [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation					0.00%	0.00%
Discount rate, net cost	3.60%		3.80%	0.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	$ 1,815
Ending Balance, Plan Assets	1,857	[1],[2]	$ 1,815
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	1,361
Ending Balance, Plan Assets	$ 1,216	[1],[3]	$ 1,361

[1]	In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.
[2]	Represents investments in real estate including commingled funds and directly held properties.
[3]	Represents limited partner investments with general partners that primarily invest in debt and equity.